Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
Components of income tax expense

	For the Year Ended December 31,
	2012	2011	2010
	(In thousands)
Current:
Federal	$1	$—	$—
State	284	175	2

Total	$285	$175	$2

Deferred:
Federal	—	(147)	(8)
State	—	111	224

Total	—	(36)	216

Total income tax expense	$285	$139	$218

Reconciliation of provision for income taxes

	For Year Ended December 31,
	2012	2011	2010
Pre-Tax Net Book Income	$38,570	$136,465	$1,867
State income taxes	$153	$216	$147
Federal income taxes	—	(105)	71
Other permanent differences	132	28	—

Income tax expense (benefit)	$285	$139	$218

Effective income tax rate	0.74%	0.10%	11.67%

Components of deferred tax assets and (liabilities)

	December 31,
	2012	2011
	(In thousands)
Current deferred tax (liabilities):
Derivatives	$(120)	$(163)

	(120)	(163)
Noncurrent deferred tax assets (liabilities):
Property, plant, and equipment	(1,880)	(2,910)
Net operating loss	494	494
Derivatives	(12)	(45)
Asset retirement obligations	898	487
Valuation allowance	(1,073)	—
Other	5	3

Net deferred tax liability	$(1,688)	$(2,134)

Carryforwards future income tax returns

	Domestic	Expiration
	(In thousands)
Net operating loss—federal	$143	2030
Net operating loss—federal	$1,127	2031
Net operating loss—state	$143	2030
Net operating loss—state	$719	2031